Other Non-Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Other Non-Current Liabilities [Abstract]
Schedule of other non-current liabilities
	December 31, 2021	March 31, 2022
Product warranty – non-current	$37,536	$34,011
Deferred subsidy income – non-current	2,286	2,222
Total	$39,822	$36,233

	December 31, 2020	December 31, 2021
Payable to exiting investors	$94,316	$—
Product warranty – non-current	15,060	37,536
Deferred subsidy income- non-current	1,221	2,286
Total	$110,597	$39,822